Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	157,039,424	157,039,424	138,700,810
Convertible preferred stock, shares issued	149,616,222	145,182,811	100,608,468
Convertible preferred stock, shares outstanding	149,616,222	145,182,811	100,608,468
Convertible preferred stock, liquidation preference	$ 173,245	$ 167,038	$ 104,634
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	219,481,484	219,481,484	201,142,870
Common stock, shares issued (in Shares)	29,442,072	26,163,296	24,788,845
Common stock, shares outstanding (in Shares)	29,442,072	26,163,296	24,788,845